Asset Acquisition (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 28, 2025	Nov. 29, 2023	Mar. 31, 2025	Mar. 31, 2024
Zunz S.A. [Member] | PARAGUAY
Asset Acquisition [Line Items]
Cash paid	$ 25,000		$ 25,000
Acquisition loan payable	31,000		31,000
Acquisition costs	$ 692		$ 692
Datacenter [Member] | SWEDEN
Asset Acquisition [Line Items]
Shares issued		345,566
Cash paid		$ 647		$ 647
Holdback payable		500		500
Acquisition costs		$ 141		$ 141